UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               ------------------

Check here if Amendment |_|; Amendment Number: _____

      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    200 Crescent Court, Suite 1400
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz,               Dallas, Texas,                May 12, 2011
--------------------               --------------              -----------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       1
                                               -----------

Form 13F Information Table Entry Total:                 31
                                               -----------

Form 13F Information Table Value Total:        $   195,263
                                               -----------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

           1         28-11175                   Mark E. Schwarz
         -----       --------------------       ------------------------

                           FORM 13F INFORMATION TABLE

   COLUMN 1                    COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
   --------                    --------      --------   --------        --------         --------    --------        --------
                                                                                                                VOTING  AUTHORITY
                               TITLE OF                  VALUE     SHRS OR    SH/ PUT/   INVESTMENT    OTHER
  NAME OF ISSUER                CLASS          CUSIP    (X$1000)   PRN AMT    PRN CALL   DISCRETION   MANAGERS  SOLE   SHARED   NONE
  --------------                -----          -----    --------   -------    --- ----   ----------   --------  ----   ------   ----
A H BELO CORP                  COM CL A      001282102    1,533      183,005  SH         OTHER        OTHER     1        183,005  0
ACXIOM CORP                    COM           005125109    6,507      453,473  SH         OTHER        OTHER     1        453,473  0
AMERICAN SAFETY INS HLDGS LT   ORD           G02995101   10,130      472,700  SH         OTHER        OTHER     1        472,700  0
ARGO GROUP INTL HLDGS LTD      COM           G0464B107    5,531      167,394  SH         OTHER        OTHER     1        167,394  0
BELO CORP                      COM SER A     080555105    5,321      603,941  SH         OTHER        OTHER     1        603,941  0
BERKSHIRE HATHAWAY B           COM           084670702    5,045       62,908  SH         OTHER        OTHER     1         62,908  0
CENVEO INC                     COM           15670S105    3,041      465,696  SH         OTHER        OTHER     1        465,696  0
CRAWFORD & Co CL A             COM           224633206      326       96,580  SH         OTHER        OTHER     1         96,580  0
CKX INC                        COM           12562M106    7,715    1,825,731  SH         OTHER        OTHER     1      1,825,731  0
CVS CAREMARK CORPORATION       COM           126650100    6,111      178,055  SH         OTHER        OTHER     1        178,055  0
FLAGSTONE REINSURANCE HLDGS    SHS           G3529T105      625       69,335  SH         OTHER        OTHER     1         69,335  0
GAMESTOP CORP NEW              CL A          36467W109    4,693      208,399  SH         OTHER        OTHER     1        208,399  0
GILAT SATELLITE                SHS NEW       M51474118    1,400      264,135  SH         OTHER        OTHER     1        264,135  0
HALLMARK FINL SVCS INC EC      COM NEW       40624Q203   64,066    7,645,075  SH         OTHER        OTHER     1      7,645,075  0
HIGHLAND CR STRATEGIES FD      COM           43005Q107      331       44,013  SH         OTHER        OTHER     1         44,013  0
JOHNSON & JOHNSON              COM           478160104    2,382       40,200  SH         OTHER        OTHER     1         40,200  0
LIBERTY MEDIA CORP NEW         INT COM SER A 53071M104    7,615      474,745  SH         OTHER        OTHER     1        474,745  0
M & F WORLDWIDE CORP           COM           552541104    8,115      323,066  SH         OTHER        OTHER     1        323,066  0
MEDQUIST INC                   COM           584949101   12,110    1,162,706  SH         OTHER        OTHER     1      1,162,706  0
MICROSOFT CORP                 COM           594918104    8,717      343,461  SH         OTHER        OTHER     1        343,461  0
MULTIMEDIA GAMES               COM           625453105      650      113,449  SH         OTHER        OTHER     1        113,449  0
NUTRI SYS INC NEW              COM           67069D108      988       68,209  SH         OTHER        OTHER     1         68,209  0
PIZZA INN INC NEW              COM           725848105    5,590    2,770,948  SH         OTHER        OTHER     1      2,770,948  0
UNUM GROUP                     COM           91529Y106    2,791      106,327  SH         OTHER        OTHER     1        106,327  0
VIACOM INC NEW                 CL B          92553P201    4,466       95,991  SH         OTHER        OTHER     1         95,991  0
WAL-MART STORES INC            COM           931142103    2,603       50,000  SH         OTHER        OTHER     1         50,000  0
WILHELMINA INTL INC            COM           968235101    6,813   34,064,466  SH         OTHER        OTHER     1     34,064,466  0
BAXTER INTL INC                COM           171813109    2,290      100,000  SH  CALL   OTHER        OTHER     1        100,000  0
CVS CAREMARK CORPORATION       COM           126650100    3,198      200,000  SH  CALL   OTHER        OTHER     1        200,000  0
JOHNSON & JOHNSON              COM           478160104      708       89,800  SH  CALL   OTHER        OTHER     1         89,800  0
MICROSOFT CORP                 COM           594918104    3,854       434200  SH  CALL                OTHER     1        434,200  0